Accounts Receivable, net (Including Related and Unrelated Parties) (Details) - TWD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Notes and Accounts Receivable [Abstract]
Accounts receivable	$ 47,453,087	$ 42,021,402
Less: loss allowance	(50,853)	(93,053)
Less: allowance for sales returns and discounts	0	(1,337,076)
Accounts Receivable, Net Including Related Parties	47,402,234	40,591,273
Accounts receivable, net	44,647,981	38,738,211
Accounts receivable from related parties, net	$ 2,754,253	$ 1,853,062